Cost of sales (Detail) - Total cost of sales [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of sales [line items]
Purchase of goods and services	€ (33,978)	€ (25,374)	€ (25,203)
Amortization and depreciation	(7,897)	(5,007)	(3,173)
Payroll expenses	(20,806)	(16,161)	(14,524)
Other	(106)	(164)	(63)
Total	€ (62,787)	€ (46,706)	€ (42,963)